Shareholder Report, Holdings (Details) - Fidelity Series Floating Rate High Income Fund	Mar. 31, 2025
TH0Member
Holdings [Line Items]
Percent of Net Asset Value	2.60%
TH1Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
TH2Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH3Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH4Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
TH5Member
Holdings [Line Items]
Percent of Net Asset Value	1.10%
TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.00%
TH9Member
Holdings [Line Items]
Percent of Net Asset Value	0.90%
QDAMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.10%
QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	21.70%
QDBMember
Holdings [Line Items]
Percent of Net Asset Value	57.30%
QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	6.40%
QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.60%
QDEquitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%
United States
Holdings [Line Items]
Percent of Net Asset Value	90.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.20%
France
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.40%
GrandCaymanUKOverseasTerMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.30%
OtherMember
Holdings [Line Items]
Percent of Net Asset Value	0.80%
AABankLoanObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	89.40%
AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	4.40%
AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
AAAssetBackedSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.50%